Long-Term Loan - Schedule of Repayment Schedule for the Loan (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Repayment Schedule for the Loan [Abstract]
2026	$ 1,130,492	$ 1,656,288
2027	170,884	1,130,492
2028		170,884
Subtotal	2,129,520	2,957,664
Less: unamortized debt issuance cost	(27,629)	(48,719)
Total	$ 2,101,891	$ 2,908,945	$ 4,505,274